Acquisitions and Divestitures (Divestitures) (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of income from discontinued operations
Revenue				$ 44							$ 84	$ 139	$ 441	$ 2,242
Expenses				34							63	110	436	2,426
Operating income (loss)				10							21	29	5	(184)
Interest expense (income), net												0	2	(2)
Income (loss) before taxes on income (loss)												29	3	(182)
Provision for taxes on income (loss)				4							9	11	0	27
Income (loss) from discontinued operations, net of tax	$ 0			6						$ 0	12	18	3	(209)
Pre-tax gain on sale from discontinued operations												289	888	0
Provision for taxes on gain on sale												129	299	0
Gain on sale of discontinued operations, net of tax												160	589	0
Discontinued operations, net		$ 163	$ 2	6	$ 7	$ 6	$ (13)	$ 11	$ 587	0	12	178	592	(209)
Less: net (loss) income attributable to noncontrolling interests												0	(1)	5
Income (loss) from discontinued operations attributable to McGraw Hill Financial, Inc. common shareholders	$ 0	163	$ 2	$ 6	$ 7	6	$ (13)	$ 11	$ 588	$ 0	$ 12	178	593	$ (214)
Components of assets and liabilities held for sale
Accounts receivable, net						30							30
Goodwill						3							3
Other assets						3							3
Assets held for sale						36							36
Accounts payable and accrued expenses						13							13
Unearned revenue						41							41
Liabilities held for sale		$ 0				$ 54						$ 0	$ 54